Exhibit 99.1

GM Financial Automobile Leasing Trust 2024-3

4.755% Exchange Note

Class A-1 4.74500% Asset Backed Notes

Class A-2A 4.29% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 4.21% Asset Backed Notes

Class A-4 4.22% Asset Backed Notes

Class B 4.49% Asset Backed Notes

Class C 4.58% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/26
End of Period:	07/31/26
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	08/18/26
Distribution Date:	08/20/26
Transaction Month:	23

				Original Agg.
2024-3 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	46,461	08/21/2024	10/02/2024	$1,463,411,295

Total	46,461			$1,463,411,295

RECONCILIATION OF 2024-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$528,078,655

{2}	Reduction in Agg. Securitization Value due to payments	{2}	6,430,868
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	582,855
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	49,635,257
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	56,648,980

{7}	End of period Aggregate Securitization Value		{7}	$471,429,675

{8}	Pool Factor		{8}	32.214435%

RECONCILIATION OF 2024-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,390,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$454,667,360

{11}	Exchange Note Principal Payment Amount	{11}	56,648,980

{12}	End of period Exchange Note Balance	{12}	$398,018,380

{13}	Note Pool Factor	{13}	28.634416%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$175,760,000	$229,720,000	$265,000,000	$450,000,000	$71,500,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$177,800,469	$71,500,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	56,648,980	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$121,151,489	$71,500,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	26.9225531%	100.000000%

			Class B	Class C	TOTAL
{22}	Original Note Balance	{22}	$65,120,000	$60,000,000	$1,317,100,000

{23}	Beginning of period Note Balance	{23}	$65,120,000	$60,000,000	$374,420,469

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	56,648,980
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0

{28}	End of period Note Balance	{28}	$65,120,000	$60,000,000	$317,771,489

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	24.126603%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$528,078,655

{31}	Ending Designated Pool Balance	{31}	471,429,675
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	471,429,675

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$56,648,980

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$454,667,360	$0	4.755%	30	30/360	$1,801,620

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2024-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$10,363,741
{37}	Net Liquidation Proceeds collected during period	{37}	56,752,322
{38}	Investment Earnings	{38}	190,591
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(190,591)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	67,116,063

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	440,066
{43}	To the 2024-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,801,620
{44}	To the 2024-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	56,648,980
{45}	To the 2024-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xiv)	{45}	0
{46}	To the 2024-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	8,225,397

{47}	Total Distributions:		{47}	$67,116,063

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$528,078,655
{49}	Ending Agg. Securitization Value	{49}	471,429,675
{50}	Principal Distributable Amount {48} - {49}		{50}	56,648,980

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	56,648,980

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (x) to the Required Pro Forma Note Balance			{53}	56,648,980

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$56,648,980

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	4.74500%	31	Actual/360	$0
{56}	Class A-2A	$0	0	4.29%	30	30/360	0
{57}	Class A-2B	$0	0	4.09139%	31	Actual/360	0
{58}	Class A-3	$177,800,469	0	4.21%	30	30/360	623,784
{59}	Class A-4	$71,500,000	0	4.22%	30	30/360	251,442
{60}	Class B	$65,120,000	0	4.49%	30	30/360	243,658
{61}	Class C	$60,000,000	0	4.58%	30	30/360	229,000

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2024-3 Exchange Note Collections	{62}	$66,675,997
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	190,591
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	10,877
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	66,877,465

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	66,877,465

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	250
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	623,784
{79}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	251,442
{80}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81}	Class B Noteholders’ Interest Distributable Amount	{81}	243,658
{82}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83}	Class C Noteholders’ Interest Distributable Amount	{83}	229,000
{84}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85}	Noteholders’ Principal Distributable Amount	{85}	56,648,980
{86}	To the Reserve Account, the Reserve Account Required Amount	{86}	0
{87}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{87}	0
{88}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{88}	0
{89}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	8,879,934

{93}	Total Distributions:		{93}	$66,877,465

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$249,300,469	$471,429,675	$0	$66,001,572	$0
{95}	Class B	314,420,469	471,429,675	0	65,757,914	0
{96}	Class C	374,420,469	471,429,675	0	65,528,914	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{97}	Excess Total Available Funds			{97}	$8,879,934
{98}	Beginning Note Balance	{98}	374,420,469
{99}	Principal payments through Indenture Section 8.3 (a) (i) through (xii)	{99}	56,648,980
{100}	Pro-Forma Note Balance		{100}	317,771,489

{101}	Ending Aggregate Securitization Value	{101}	471,429,675
{102}	11.0% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 10.5% Thereafter ($153,658,186)	{102}	153,658,186
{103}	Required Pro Forma Note Balance {101} - {102}		{103}	317,771,489

{104}	Excess of Pro Forma Balance minus Required Pro Forma Balance {100} - {103}			{104}	0

{105}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{105}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{106}	Ending Aggregate Securitization Value	{106}	$471,429,675
{107}	End of Period Note Balance	{107}	398,018,380
{108}	Overcollateralization	{108}	73,411,295
{109}	Overcollateralization %		{109}	15.57%

	Asset Backed Notes:
{110}	Ending Aggregate Securitization Value	{110}	471,429,675
{111}	End of Period Note Balance	{111}	317,771,489
{112}	Overcollateralization	{112}	153,658,186
{113}	Overcollateralization %		{113}	32.59%

RECONCILIATION OF 2024-3 CASH RESERVE ACCOUNT

{114}	Specified Reserve Balance		{114}	$3,658,528

{115}	Beginning of Period Reserve Account balance		{115}	$3,658,528
{116}	Investment Earnings	{116}	10,877
{117}	From the Indenture Collection Account, the Reserve Account Required Amount	{117}	0
{118}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{118}	0
{119}	Total Reserve balance available:		{119}	3,669,405

{120}	Specified Reserve Balance		{120}	3,658,528

{121}	Release Excess Cash to Indenture Collection Available Funds		{121}	10,877

{122}	End of period Reserve Account balance		{122}	$3,658,528

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123}	Receivables with Scheduled Payment delinquent 61 days or more	{123}	$1,782,885	0.38%

{124}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{124}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	August 17, 2026

GM Financial

GMALT 2024-3

Supplemental Monthly Data

July 31, 2026

	Aggregate Securitization Value	Residual Value
Beginning of Period	$528,078,655	$475,687,375
Change	(56,648,980)	(48,623,268)
End of Period	$471,429,675	$427,064,107

Residual Value as % of Agg. Securitization Value		90.59%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	17,903	466,770,500	99.01%
31 - 60 days	102	2,876,290	0.61%
61 - 90 days	43	1,240,869	0.26%
91 - 120 days	18	542,016	0.11%
Total	18,066	471,429,675	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	813	19,486,383	13,080	357,200,445
Standard terminations	662	14,515,754	5,165	115,136,098
Total retained by lessee	1,475	34,002,137	18,245	472,336,543
Returned Vehicles
Early terminations	233	6,355,885	4,737	122,024,598
Standard terminations	340	9,277,235	4,280	107,577,228
Total returned to dealer	573	15,633,120	9,017	229,601,826
Charged off leases / Repossessed vehicles	22	582,855	1,132	33,506,419
Repurchases	0	0	1	14,390
Other	0	0	0	0
Total terminations	2,070	50,218,112	28,395	735,459,178

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	136	2,709,518	0.51%

Deferments	5	172,912	0.03%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	582,855	33,506,419
less: Sales proceeds	648,946	34,537,896
less: Excess wear and excess mileage received	262	5,022
less: Other amounts received	0	0
Net Credit (Gain) Loss	(66,353)	(1,036,499)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	15,600,031	229,169,448
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	16,816,600	253,683,212
less: Excess wear and excess mileage received	125,262	1,189,423
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,341,831)	(25,703,187)

	Current Period	Prev. Month
Prepay Speed	1.2773%	1.2552%

Return Rate based on Scheduled to Terminate(2)	26.8384%	28.5714%

Return Rate based on Terminated Leases(3)	27.6812%	28.0426%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.